INCOME TAXES - Components of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	$ (289.7)	$ (262.1)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	3.7	4.2
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	(94.3)	(14.9)
Income tax relating to components of other comprehensive income	(3.8)	(5.1)
Reconciliation of changes in deferred income tax liability [abstract]
Deferred tax liabilities, beginning balance	1,296.3	1,058.4
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	289.7	262.1
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(3.7)	(4.2)
Deferred tax expense (income) recognised in profit or loss	(94.3)	(14.9)
Income tax relating to components of other comprehensive income	(3.8)	(5.1)
Deferred tax liabilities, ending balance	1,484.2	1,296.3
Net deferred income tax liabilities	723.9	573.5
Deferred income tax liabilities
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	288.2	123.4
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(2.0)	(1.6)
Deferred tax relating to items credited (charged) directly to equity	(2.1)	(22.3)
Deferred tax expense (income) recognised in profit or loss	(129.9)	(254.7)
Income tax relating to components of other comprehensive income	(3.8)	(5.1)
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	(288.2)	(123.4)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	2.0	1.6
Deferred tax expense (income) recognised in profit or loss	(129.9)	(254.7)
Income tax relating to components of other comprehensive income	(3.8)	(5.1)
Net deferred income tax liabilities	723.9	573.5	$ 733.8
Measurement period adjustments	75.9
Before deferred tax asset non-recognition
Reconciliation of changes in deferred income tax asset [abstract]
Deferred tax assets, beginning balance	722.8
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	1.5
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1.7)
Deferred tax relating to items credited (charged) directly to equity	2.1
Deferred tax expense (income) recognised in profit or loss	35.6
Income tax relating to components of other comprehensive income	0.0
Deferred tax assets, ending balance	760.3	722.8
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	(1.5)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	1.7
Deferred tax expense (income) recognised in profit or loss	35.6
Income tax relating to components of other comprehensive income	0.0
After Deferred Tax Assets Non-Recognition
Reconciliation of changes in deferred income tax asset [abstract]
Deferred tax assets, beginning balance	722.8	324.6
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)		138.7
Increase (decrease) through net exchange differences, deferred tax liability (asset)		(2.6)
Deferred tax relating to items credited (charged) directly to equity		22.3
Deferred tax expense (income) recognised in profit or loss		239.8
Income tax relating to components of other comprehensive income		0.0
Deferred tax assets, ending balance		722.8
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)		(138.7)
Increase (decrease) through net exchange differences, deferred tax liability (asset)		2.6
Deferred tax expense (income) recognised in profit or loss		239.8
Income tax relating to components of other comprehensive income		0.0
Unused tax losses | Before deferred tax asset non-recognition
Reconciliation of changes in deferred income tax asset [abstract]
Deferred tax assets, beginning balance	426.8	216.3
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	0.5	68.4
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.2	(1.5)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	19.3	143.6
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax assets, ending balance	446.8	426.8
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	(0.5)	(68.4)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.2)	1.5
Deferred tax expense (income) recognised in profit or loss	19.3	143.6
Income tax relating to components of other comprehensive income	0.0	0.0
Decommissioning, restoration and rehabilitation costs related temporary differences | Before deferred tax asset non-recognition
Reconciliation of changes in deferred income tax asset [abstract]
Deferred tax assets, beginning balance	179.9	55.0
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	(18.3)	64.2
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.7)	(0.7)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	17.2	61.4
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax assets, ending balance	178.1	179.9
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	18.3	(64.2)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.7	0.7
Deferred tax expense (income) recognised in profit or loss	17.2	61.4
Income tax relating to components of other comprehensive income	0.0	0.0
Accrued liabilities | Before deferred tax asset non-recognition
Reconciliation of changes in deferred income tax asset [abstract]
Deferred tax assets, beginning balance	10.1	2.5
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	0.7	6.1
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1.1)	0.0
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	(8.5)	1.5
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax assets, ending balance	1.2	10.1
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	(0.7)	(6.1)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	1.1	0.0
Deferred tax expense (income) recognised in profit or loss	(8.5)	1.5
Income tax relating to components of other comprehensive income	0.0	0.0
Other
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	(0.1)	(8.9)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.5	(2.2)
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	(7.4)	(8.2)
Income tax relating to components of other comprehensive income	0.0	0.0
Reconciliation of changes in deferred income tax liability [abstract]
Deferred tax liabilities, beginning balance	0.4	3.3
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	0.1	8.9
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.5)	2.2
Deferred tax expense (income) recognised in profit or loss	(7.4)	(8.2)
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax liabilities, ending balance	8.2	0.4
Other | Before deferred tax asset non-recognition
Reconciliation of changes in deferred income tax asset [abstract]
Deferred tax assets, beginning balance	106.0	50.8
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	18.6	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(0.1)	(0.4)
Deferred tax relating to items credited (charged) directly to equity	2.1	22.3
Deferred tax expense (income) recognised in profit or loss	7.6	33.3
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax assets, ending balance	134.2	106.0
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	(18.6)	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.1	0.4
Deferred tax expense (income) recognised in profit or loss	7.6	33.3
Income tax relating to components of other comprehensive income	0.0	0.0
Property, plant and equipment related temporary differences
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	(130.7)	(212.1)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	2.2	2.2
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	(24.8)	77.9
Income tax relating to components of other comprehensive income	0.0	0.0
Reconciliation of changes in deferred income tax liability [abstract]
Deferred tax liabilities, beginning balance	671.2	383.4
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	130.7	212.1
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(2.2)	(2.2)
Deferred tax expense (income) recognised in profit or loss	(24.8)	77.9
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax liabilities, ending balance	774.9	671.2
Intangible assets related temporary differences
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	(158.9)	(41.1)
Increase (decrease) through net exchange differences, deferred tax liability (asset)	1.0	4.2
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	(61.9)	(84.6)
Income tax relating to components of other comprehensive income	0.0	0.0
Reconciliation of changes in deferred income tax liability [abstract]
Deferred tax liabilities, beginning balance	615.7	663.4
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	158.9	41.1
Increase (decrease) through net exchange differences, deferred tax liability (asset)	(1.0)	(4.2)
Deferred tax expense (income) recognised in profit or loss	(61.9)	(84.6)
Income tax relating to components of other comprehensive income	0.0	0.0
Deferred tax liabilities, ending balance	711.7	615.7
Derivatives related temporary differences
Changes in deferred income tax asset [abstract]
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax relating to items credited (charged) directly to equity	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	(0.2)	0.0
Income tax relating to components of other comprehensive income	(3.8)	(5.1)
Reconciliation of changes in deferred income tax liability [abstract]
Deferred tax liabilities, beginning balance	9.8	14.9
Changes in deferred income tax liability [roll forward]
Increase (decrease) through business combinations, deferred tax liability (asset)	0.0	0.0
Increase (decrease) through net exchange differences, deferred tax liability (asset)	0.0	0.0
Deferred tax expense (income) recognised in profit or loss	(0.2)	0.0
Income tax relating to components of other comprehensive income	(3.8)	(5.1)
Deferred tax liabilities, ending balance	$ 5.8	$ 9.8